Equity Offerings - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Jun. 27, 2014	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2014	Jul. 24, 2014	Jul. 14, 2014	Jun. 30, 2014	Dec. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Limited partnership common units sold							4,600,000
Issuance of additional partnership common units	690,000
Period of option granted to underwriters to purchase additional units			30 days
Aggregate additional general partner capital contribution	$ 2,700,000		$ 400,000	$ 400,000
General partner interest in Partnership, percentage	2.00%		2.00%
Partnership units issued					490,000	150,000
Net proceeds from public offering and related General Partner's contribution			146,683,000
Company's interest in the Partnerships (including General Partner's interest)		49.00%
Common Units [Member]
Subsidiary or Equity Method Investee [Line Items]
Limited partnership common units sold	4,600,000		5,240,000	5,240,000				8,567,500
Issuance of additional partnership common units	690,000
KNOT [Member]
Subsidiary or Equity Method Investee [Line Items]
Net proceeds from public offering and related General Partner's contribution				$ 146,700,000
Company's interest in the Partnerships (including General Partner's interest)			39.50%